Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable
	December 31, 2024	December 31, 2023
Accounts receivable	$33,135,718	$14,563,153
Less: Allowance for ECL	(7,465,561)	(13,114,951)
	$25,670,157	$1,448,202

Schedule of Aging Analysis of Accounts Receivable	The aging analysis of accounts receivable is as follows:
	December 31, 2024	December 31, 2023
Not past due	$514,854	$3,937,838
Up to 90 days	25,147,001	2,938,974
91 to 180 days	105,571	1,831,323
181 to 365 days	4,290	3,100,633
Over 365 days	7,364,002	2,754,385
	$33,135,718	$14,563,153